GOODWILL AND OTHER INTANGIBLE ASSETS (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Oct. 01, 2014 USD ($)	Dec. 31, 2013 USD ($)
GOODWILL AND OTHER INTANGIBLE ASSETS
Number of reporting units | segment	2
Goodwill Impairment Tests
Goodwill	$ 561,413	$ 562,250		$ 540,839
Membership and Exchange Segment
Goodwill Impairment Tests
Goodwill			$ 483,500
Management and Rental Segment
Goodwill Impairment Tests
Goodwill			$ 57,400